LONG-TERM DEBT AND CAPITAL LEASE OBLIGATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
LONG-TERM DEBT AND CAPITAL LEASE OBLIGATIONS
5.	LONG-TERM DEBT AND CAPITAL LEASE OBLIGATIONS

The Company’s long-term debt and capital leases at June 30, 2011, and December 31, 2010, consisted of the following:

	As of
	June 30,	December 31,
	2011	2010

First Street Hospital, L.P.
2008 FSH Note Payable	$6,700,969	$6,879,965
2010 Construction Loan	4,410,158	4,439,150
2010 Equipment Loan	1,863,062	1,483,828
Capital Lease Obligations	128,191	286,699

First Street Surgical Center, L.P.
Long-term Line of Credit from Shareholder	331,127	321,365
2008 FSSC Note Payable	1,415,229	1,453,032

First Surgical Woodlands, L.P.
2009 FSW Note Payable	-	73,909

	14,848,736	14,937,948

Less: Current Portion	(1,217,456)	(1,238,277)
Long-Term Portion	$13,631,280	$13,699,670

Long-Term Debt

In connection with the FSH Letter Loan Agreement, First Street Hospital, L.P. issued a secured promissory note in the original amount of $7,822,256 on January 8, 2008, to a financial institution (the “2008 FSH Note Payable”).  The 2008 FSH Note Payable bears interest at 7.70% per annum and matures on January 8, 2013.  The note calls for monthly interest and principal payments of $73,747, with a balloon payment due on January 8, 2013, of $6,162,583.  As of June 30, 2011, and December 31, 2010, the Company owed $6,700,969 and $6,879,965, respectively on the 2008 FSH Note Payable.  The Company recognized total interest expense of $131,599 and $138,268 during the three months ended June 30, 2011 and 2010, respectively, and total interest expense of $263,485 and $276,601 during the six months ended June 30, 2011 and 2010, respectively, on this note.

On May 4, 2010, First Street Hospital, L.P. entered into an unsecured $250,000 promissory note with a financial institution.  The note bore interest at 6.50% per annum and matured on February 4, 2011.  During 2010, the Company borrowed approximately $110,815 under the note and repaid it in full during 2010 with proceeds from the 2010 Equipment Loan.

On May 4, 2010, First Street Hospital, L.P. entered into a secured construction loan agreement (the “2010 Construction Loan”) with a financial institution.  The loan agreement provides for advances equal to 80% of the “as completed” appraised value of the 2010 expansion of the Company’s First Street Hospital facility.  Total advances under the loan agreement were $4,439,150, of which $4,410,158 was outstanding at June 30, 2011.  The loan agreement provides for the 2010 Construction Loan to be secured by real property owned by First Street Hospital, L.P., as well as accounts, inventory, fixtures, equipment and general intangibles.  The loan was also guaranteed personally by certain former partners of First Street Hospital, L.P., who are current shareholders of the Company.  The note bears interest at 6.50% per annum and matures on May 4, 2013.  The Company recognized total interest expense of $72,867 and $306 during the three months ended June 30, 2011 and 2010, respectively, and total interest expense of $143,804 and $306 during the six months ended June 30, 2011 and 2010, respectively, on this note.

On March 28, 2011, First Street Hospital, L.P. entered into a $200,000 and a $50,000 30-day loan with the Company’s Chairman and with the Company’s President and Chief Executive Officer, respectively.  The loans matured on April 27, 2011, and if paid at maturity bore no interest.  If the loans were not repaid at maturity, interest was to accrue at 6.0% per annum.  Both loans were repaid on April 27, 2011.

In connection with the issuance of the 2010 Construction Loan facility, on November 30, 2010, First Street Hospital, L.P. entered into a secured promissory note (the “2010 Equipment Loan”) providing for a total principal amount of $1,863,062 with a financial institution.  The 2010 Equipment Loan is also secured by real property owned by First Street Hospital, L.P., as well as accounts, inventory, fixtures, equipment and general intangibles.  The 2010 Equipment Loan was also guaranteed personally by certain former partners of First Street Hospital, L.P., who are current shareholders of the Company.  The note bears interest at 6.50% per annum and matures on November 30, 2013.  As of June 30, 2011, and December 31, 2010, the Company owed $1,863,062 and $1,483,828, respectively on the 2010 Equipment Loan.  The Company recognized total interest expense of $30,948 and $59,784 during the three and six months ended June 30, 2011, respectively, on this note.

On June 1, 2006, First Street Surgical Center, L.P. entered into a $700,000 long-term line of credit with the Company’s Chairman.  The line of credit bears interest at 6.0% per annum, matures on May 31, 2014 and is unsecured.  As of June 30, 2011 and December 31, 2010, the Company owed $331,127 and $321,365, respectively on the line of credit.  The Company recognized total interest expense of $4,918 and $4,632 during the three months ended June 30, 2011 and 2010, respectively, and total interest expense of $9,762 and $9,195 during the six months ended June 30, 2011 and 2010, respectively, on this note.

In connection with the FSSC Letter Loan Agreement, First Street Surgical Center, L.P. issued a secured promissory note in the original amount of $1,652,030 on January 8, 2008, to a financial institution.  The note bears interest at 7.70% per annum and matures on January 8, 2013.  The note calls for monthly interest and principal payments of $15,502.88, with a balloon payment due on January 8, 2013, of $1,301,513.  As of June 30, 2011, and December 31, 2010, the Company owed 1,415,229 and$1,453,032, respectively on the note.  The Company recognized total interest expense of $28,220 and $29,635 during the three months ended June 30, 2011 and 2010, respectively, and total interest expense of $56,197 and $58,966 during the six months ended June 30, 2011 and 2010, respectively, on this note.

On September 18, 2009, First Surgical Woodlands, L.P. issued a $1,300,000 secured promissory note to a financial institution.  The note bore interest at 5.95% per annum and matured on January 18, 2011.  The Company repaid the outstanding balance of the note at maturity.  The note was secured by all the equipment of First Surgical Woodlands, L.P.  As of December 31, 2010, the Company owed $73,909 on the note The Company recognized total interest expense of $415 on this note during 2011 and recognized $11,169 and $25,720 during the three and six months ended June 30, 2010, respectively, in interest on this note.

Capital Lease Obligations

We engage in a significant number of leasing transactions including medical equipment, computer equipment and other equipment utilized in operations.  Leases meeting certain accounting criteria have been recorded as an asset and liability at the lower of fair value or the net present value of the aggregate future minimum lease payments at the inception of the lease.  Interest rates used in computing the net present value of the lease payments generally ranged from 7.74% to 9.78% based on our incremental borrowing rate at the inception of the lease.  Our leasing transactions include arrangements for equipment with major equipment finance companies and manufacturers who retain ownership in the equipment during the term of the lease.

 The Company was in compliance with all debt covenants as of June 30, 2011.

6.      LONG-TERM DEBT AND CAPITAL LEASE OBLIGATIONS

The Company’s long-term debt and capital leases at December 31, 2010 and December 31, 2009, consisted of the following:

	As of December 31,
	2010	2009

First Street Hospital, L.P.
2008 FSH Note Payable	$6,879,965	$7,213,676
2010 Construction Loan	4,439,150	-
2010 Equipment Loan	1,483,828	-
Capital Lease Obligations	286,699	625,941

First Street Surgical Center, L.P.
Long-term Line of Credit from Shareholder	321,365	302,695
2008 FSSC Note Payable	1,453,032	1,523,507
Capital Lease Obligations	-	17,360

First Surgical Woodlands, L.P.
2009 FSW Note Payable	73,909	1,054,152

	14,937,948	10,737,331

Less: Current Portion	(1,238,277)	(1,737,985)

Long-Term Portion	$13,699,670	$8,999,346

Long-Term Debt

In connection with the FSH Letter Loan Agreement, First Street Hospital, L.P. issued a secured promissory note in the original amount of $7,822,256 on January 8, 2008, to a financial institution (the “2008 FSH Note Payable”).  The 2008 FSH Note Payable bears interest at 7.70% per annum and matures on January 8, 2013.  The note calls for monthly interest and principal payments of $73,747, with a balloon payment due on January 8, 2013, of $6,162,583.  As of December 31, 2010 and 2009, the Company owed $6,879,965 and $7,213,676, respectively on the 2008 FSH Note Payable, and recognized total interest expense of $551,261 and $578,196 during the years ended December 31, 2010 and 2009, respectively.

On May 4, 2010, First Street Hospital, L.P. entered into an unsecured $250,000 promissory note with a financial institution.  The note bore interest at 6.50% per annum and matured on February 4, 2011.  During 2010, the Company borrowed approximately $110,815 under the note and repaid it in full during 2010 with proceeds from the 2010 Equipment Loan.  The Company recognized total interest expense of $3,945 year ended December 31, 2010.

On May 4, 2010, First Street Hospital, L.P. entered into a secured construction loan agreement (the “2010 Construction Loan”) with a financial institution.  The loan agreement provides for advances equal to 80% of the “as completed” appraised value of the 2010 expansion of the Company’s First Street Hospital facility.  Total advances under the loan agreement were $4,439,150, all of which remained outstanding at December 31, 2010.  The loan agreement provides for the 2010 Construction Loan to be secured by real property owned by First Street Hospital, L.P., as well as accounts, inventory, fixtures, equipment and general intangibles.  The loan was also guaranteed personally by certain former partners of First Street Hospital, L.P., who are current shareholders of the Company.  The note bears interest at 6.50% per annum and matures on May 4, 2013.  The Company recognized total interest expense of $63,839 during the year ended December 31, 2010.

In connection with the issuance of the 2010 Construction Loan facility, on November 30, 2010, First Street Hospital, L.P. entered into a secured promissory note (the “2010 Equipment Loan”) providing for a total principal amount of $1,863,062 with a financial institution.  As of December 31, 2010, the Company had borrowed $1,483,828 on the 2010 Equipment Loan and, during the first quarter of 2011, borrowed the remaining $379,234 available under the note. The 2010 Equipment Loan is also secured by real property owned by First Street Hospital, L.P., as well as accounts, inventory, fixtures, equipment and general intangibles.  The 2010 Equipment Loan was also guaranteed personally by certain former partners of First Street Hospital, L.P., who are current shareholders of the Company.  The note bears interest at 6.50% per annum and matures on November 30, 2013.  The Company recognized total interest expense of $6,430 during the year ended December 31, 2010.

On June 1, 2006, First Street Surgical Center, L.P. entered into a $700,000 long-term line of credit with one of its former partners, who is a current shareholder of the Company.  The line of credit bears interest at 6.0% per annum, matures on May 31, 2011and is unsecured.  As of December 31, 2010 and 2009, the Company owed $321,365 and $302,695, respectively on the line of credit, and recognized total interest expense of $18,670 and $17,585 during the years ended December 31, 2010 and 2009, respectively.

In connection with the FSSC Letter Loan Agreement, First Street Surgical Center, L.P. issued a secured promissory note in the original amount of $1,652,030 on January 8, 2008, to a financial institution.  The note bears interest at 7.70% per annum and matures on January 8, 2013.  The note calls for monthly interest and principal payments of $15,502.88, with a balloon payment due on January 8, 2013, of $1,301,513.  As of December 31, 2010 and 2009, the Company owed $1,453,032 and$1,523,507, respectively on the note, and recognized total interest expense of $116,425 and $122,211 during the years ended December 31, 2010 and 2009, respectively.

On May 18, 2006, First Surgical Woodlands, L.P. issued a $3,000,000 secured promissory note to a financial institution.  The note bore interest at 9.0% per annum and matured on June 1, 2011.  The note was secured by all the accounts, property and equipment of First Surgical Woodlands, L.P.  The note was repaid in September 2009.  The Company recognized total interest expense of $121,700 during the year ended December 31, 2009.

On September 18, 2009, First Surgical Woodlands, L.P. issued a $1,300,000 secured promissory note to a financial institution.  The note bore interest at 5.95% per annum and matured on January 18, 2011.  The Company repaid the outstanding balance of the note at maturity.  The note was secured by all the equipment of First Surgical Woodlands, L.P.  As of December 31, 2010 and 2009, the Company owed $73,909 and$1,054,152, respectively on the note, and recognized total interest expense of $36,884 and $8,433 during the years ended December 31, 2010 and 2009, respectively.

Capital Lease Obligations

We engage in a significant number of leasing transactions including medical equipment, computer equipment and other equipment utilized in operations.  Leases meeting certain accounting criteria have been recorded as an asset and liability at the lower of fair value or the net present value of the aggregate future minimum lease payments at the inception of the lease.  Interest rates used in computing the net present value of the lease payments generally ranged from 5.914% to 26.814% based on our incremental borrowing rate at the inception of the lease.  Our leasing transactions include arrangements for equipment with major equipment finance companies and manufacturers who retain ownership in the equipment during the term of the lease

Long-Term Debt and Capital Lease Obligation Maturities

The Company’s schedule maturities of long-term debt and capital leases for the next five years and thereafter consisted of the following at December 31, 2010:

Year Ending
December 31,

2011	$1,238,277
2012	875,052
2013	12,824,620
2014	-
2015	-
Thereafter	-
Total	$14,937,948

The Company was in compliance with all debt covenants as of December 31, 2010.